Subsequent Events	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Subsequent Events

13.	Subsequent Events

From January 1, 2017 through March 26, 2017, the Partnership admitted an additional 27 Limited Partners with total cash contributions of $1,009,600, total capital contributions of $1,019,295 and 101,929.51 Units. The Partnership paid or accrued an underwriting fee to Securities and outside brokers totaling $18,792 and $42,775, respectively.

SQN AIF V GP, LLC [Member]
Subsequent Events

11. Subsequent Events

From January 1, 2017 through March 26, 2017, the Managed Fund admitted an additional 27 Limited Partners with total cash contributions of $1,009,600, total capital contributions of $1,019,295 and 101,929.51 Units. The Managed Fund paid or accrued an underwriting fee to Securities and outside brokers totaling $18,792 and $42,775, respectively.

In March 2017, the LLC received Member capital contributions of $1,000,000.